Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 31,858	$ 0
Operating Expenses
General and Administrative	1,736,918	920,919
Professional Fees	396,125	260,716
Officer's Salary	447,283	440,896
Research and Development	397,136	432,008
Total Operating Expenses	2,977,462	2,054,539
Loss from Operations	(2,945,604)	(2,054,539)
Other Income/(Expenses)
Gain on forgiveness of debt	11,191	23,245
Loss on disposal of fixed asset	0	(953)
Interest expense	(139,430)	(101,546)
Total Other Income/(Expenses)	(128,239)	(79,254)
Net (Loss) before Provision for Income Taxes	(3,073,843)	(2,133,793)
Provision for Income Taxes	0	0
Net (Loss)	$ (3,073,843)	$ (2,133,793)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ 0.00
Weighted average number of shares outstanding during the period - Basic and Diluted	744,284,497	685,836,581